SIGNIFICANT ACCOUNTING POLICIES - Equity method investments (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Impairment charges on long-term investment using equity method	$ 0	$ 0	$ 5,888